                           JPMORGAN U.S. EQUITY FUNDS

                         JPMORGAN DISIPLINED EQUITY FUND
                            JPMORGAN DIVERSIFIED FUND
                            JPMORGAN U.S. EQUITY FUND
                        JPMORGAN U.S. SMALL COMPANY FUND

                               SELECT CLASS SHARES

                        SUPPLEMENT DATED DECEMBER 31, 2001
                    TO THE PROSPECTUS DATED SEPTEMBER 7, 2001



Prior to a merger effective 9/7/01, each of the above-referenced Funds operated in a master-feeder structure. Following the merger, each Fund had only one "accounting survivor," which was re-named the "Institutional Class" and whose performance appears in the 9/7/01 prospectus. Although the Select Class was introduced on 9/10/01, its investment program is identical to and its current expenses are substantially the same as, a former feeder that was merged out of existence, but whose performance may be of interest and is being furnished supplementally below.

THE JPMORGAN DISCIPLINED EQUITY FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year over the past four calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

The Fund's year-to-date total return as of 9/30/01 was -20.84%.

YEAR-BY-YEAR RETURNS(1),(2)

1997          32.08%
1998          31.98%
1999          18.02%
2000         -11.11%


BEST QUARTER                 22.83%
                  4th quarter, 1998

WORST QUARTER                -9.96%
                  3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1),(2)


                                                             PAST 1 YR.     LIFE OF FUND
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)                   -11.11           16.33
S&P 500 INDEX (NO EXPENSES)                                    -9.10           15.79

(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 1/3/97. PERFORMANCE OF THE S&P 500 INDEX IS AS OF 1/31/97.
(2)  THE FUND'S FISCAL YEAR END IS 5/31.

                                                                     SUP-EQS-102

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THE JPMORGAN DIVERSIFIED FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

The Fund's year-to-date total return as of 9/30/01 was -12.42%.

YEAR-BY-YEAR RETURNS(1),(2)

1994           0.60%
1995          26.47%
1996          13.42%
1997          18.47%
1998          18.29%
1999          13.87%
2000          -4.24%

BEST QUARTER                    13.39%
                     4th quarter, 1998
WORST QUARTER                   -6.23%
                     3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1),(2)


                                                      PAST 1 YR.      PAST 5 YRS.    LIFE OF FUND
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)           -4.24           11.63           11.50
FUND BENCHMARK (NO EXPENSES)                          -2.30           13.06           12.87
S&P 500 INDEX (NO EXPENSES)                           -9.10           18.33           17.94

(1) THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON 12/15/93. PERFORMANCE OF THE FUND BENCHMARK AND THE S&P 500 INDEX IS AS OF 12/30/93.
(2)  THE FUND'S FISCAL YEAR END IS 6/30.

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THE JPMORGAN U.S. EQUITY FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

For the period 1/1/91 through 7/19/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the Fund. During this period the actual returns of the Select Class shares would have been lower than shown because Select Class shares have higher expenses than the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

The Fund's year-to-date total return as of 9/30/01 was -20.67%


YEAR-BY-YEAR RETURNS(1),(2)

1991          34.12%
1992           8.73%
1993          11.02%
1994          -0.61%
1995          32.48%
1996          21.06%
1997          28.41%
1998          24.45%
1999          14.69%
2000          -6.61%


BEST QUARTER                      21.33%
                       4th quarter, 1998
WORST QUARTER                    -11.18%
                       3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1),(2)


                                                   PAST 1 YR.    PAST 5 YRS.  PAST 10 YRS.
SELECT CLASS SHARES (AFTER FEEDER EXPENSES)         -6.61         15.69         16.02
S&P 500 INDEX (NO EXPENSES)                         -9.10         18.33         17.44

(1)  THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON
     7/19/93.
(2)  THE FUND'S FISCAL YEAR END IS 5/31.

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THE JPMORGAN U.S. SMALL COMPANY FUND'S PAST PERFORMANCE

The bar chart shows how the performance of the Fund has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark.

For the period 1/1/91 through 7/19/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the Fund. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than the Fund's predecessor.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

The Fund's year-to-date total return as of 9/30/01 was -24.00%

YEAR-BY-YEAR RETURNS(1),(2)

1991          59.59%
1992          18.98%
1993           8.58%
1994          -5.89%
1995          31.86%
1996          20.75%
1997          22.75%
1998          -5.49%
1999          44.00%
2000          -9.80%


BEST QUARTER                      34.68%
                       4th quarter, 1999
WORST QUARTER                    -21.61%
                       3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(7)


                                               PAST 1 YR.      PAST 5 YRS.   PAST 10 YRS.
SELECT CLASS SHARE (AFTER FEEDER EXPENSES)      -9.80           12.72          16.63
RUSSELL 2000 INDEX (NO EXPENSES)                -3.02           10.31          15.53


(1)  THE FORMER FEEDER WHOSE PERFORMANCE IS SHOWN COMMENCED OPERATIONS ON
     7/19/93.
(2)  THE FUND'S FISCAL YEAR END IS 5/31.